Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Subsequent Events
Note 15	Subsequent Events

As of October 21, 2024, pursuant to the Equity Purchase Agreement and the Company’s purchase notice thereof, the Bridge Investor purchased $200,000 worth of shares of Common Stock from the Company.

On November 8, 2024, the Sponsor affiliate, SCS, LLC, and the Company executed a securities purchase agreement whereby certain working capital funds advanced by SCS, LLC in the aggregate amount of $405,000 as of September 30, 2024 were converted into 202,500 shares of Common Stock. After the execution of the securities purchase agreement, approximately $52,000 of the working capital advances from the Sponsor and certain Sponsor affiliates remain due and payable.

VSee Lab, Inc
Subsequent Events

Note 11 Subsequent Events

In accordance with ASC 855-10, the Company has analyzed its operations subsequent to December 31, 2023, through the date when the consolidated financial statements were issued and has determined that it does not have any material subsequent events to disclose in these consolidated financial statements.

On February 13, 2024, the Company amended the November 21, 2023, “SPA” with the accredited investor. Under the amended SPA, in connection with the Business Combination, VSee Health will assume the contingent liability. Under the amended SPA, the accredited investor will purchase from VSee Health 300,000 shares of the common stock at $2 per share in exchange for the contingent liability of $600,000.